REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of geographical areas [line items]
Revenues	$ 5,138	$ 4,256	$ 10,325	$ 8,474